GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA [Abstract]
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA
NOTE 13:-	GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA

a.	Business segment, geographical areas and foreign operations:

The Company applies ASC 280, "Segment Reporting". The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business). Total revenues are attributed to geographic areas based on the location of the customers.

b.	Geographical information:

1.	Revenues:

	Year ended December 31,
	2010	2011	2012

Product sales

Israel	$16	$120	$129
Far East (excluding Japan)	1,176	713	701
Europe	6,055	10,370	9,146
North and South America	1,590	1,635	2,442
Africa and Middle East	16	864	2,052
Japan	312	347	833

	9,165	14,049	15,303

Service revenues

Israel	52	54	48
Far East (excluding Japan)	1,848	2,258	2,580
Europe	8,260	10,111	10,790
North and South America	1,236	1,247	1,595
Africa and Middle East	67	103	112
Japan	1,134	851	902

	12,597	14,624	16,027

Total revenues	$21,762	$28,673	$31,330

2.	The following is a summary of long-lived assets within geographic areas based on the assets' locations:

	Year ended December 31,
	2010	2011	2012

UK	$4,074	$4,009	$4,192
Israel	2,131	2,135	2,135
Other	168	194	171

Total Long-lived assets:	$6,373	$6,338	$6,498

c.	Major customers data:

In 2010, 2011 and 2012 the company had no customer who accounted for more than 10% of the total revenues.